MARKETABLE SECURITIES (Schedule Of Marketable Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Fair market Value		$ 535
Government Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		$ 535
Gross unrealized gains
Fair market Value		$ 535